Information Regarding Diversification of Total Investment Portfolio Among Different Industries (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property		Dec. 31, 2010 Property
Investment [Line Items]
Number of Properties Owned or Financed	1,234		1,207		1,153		1,161
Investments	$ 3,719,374	[1]	$ 3,654,925	[1]	$ 3,582,870	[1]	$ 3,610,834	[1]
Percentage of Investments			100.00%		100.00%
General and discount retail properties
Investment [Line Items]
Number of Properties Owned or Financed			181		181
Investments			1,044,442	[1]	1,041,836	[1]
Percentage of Investments			29.00%		29.00%
Restaurant
Investment [Line Items]
Number of Properties Owned or Financed			569		553
Investments			717,902	[1]	713,379	[1]
Percentage of Investments			20.00%		20.00%
Specialty retail properties
Investment [Line Items]
Number of Properties Owned or Financed			48		43
Investments			331,371	[1]	293,129	[1]
Percentage of Investments			9.00%		8.00%
Lumber Suppliers
Investment [Line Items]
Number of Properties Owned or Financed			110		102
Investments			257,285	[1]	257,285	[1]
Percentage of Investments			7.00%		7.00%
Movie Theater
Investment [Line Items]
Number of Properties Owned or Financed			23		23
Investments			250,417	[1]	250,992	[1]
Percentage of Investments			7.00%		7.00%
Automotive dealers, parts and service properties
Investment [Line Items]
Number of Properties Owned or Financed			102		107
Investments			207,561	[1]	216,019	[1]
Percentage of Investments			6.00%		6.00%
Industrial Suppliers
Investment [Line Items]
Number of Properties Owned or Financed			26		28
Investments			180,051	[1]	199,044	[1]
Percentage of Investments			5.00%		6.00%
Educational Properties
Investment [Line Items]
Number of Properties Owned or Financed			22		22
Investments			154,247	[1]	154,011	[1]
Percentage of Investments			4.00%		4.00%
Recreational Properties
Investment [Line Items]
Number of Properties Owned or Financed			8		7
Investments			117,239	[1]	116,038	[1]
Percentage of Investments			3.00%		3.00%
Supermarkets
Investment [Line Items]
Number of Properties Owned or Financed			11		2
Investments			86,924	[1]	48,362	[1]
Percentage of Investments			2.00%		1.00%
Convenience stores/car washes
Investment [Line Items]
Number of Properties Owned or Financed			20		20
Investments			73,700	[1]	73,700	[1]
Percentage of Investments			2.00%		2.00%
Distribution Properties
Investment [Line Items]
Number of Properties Owned or Financed			32		8
Investments			70,024	[1]	53,088	[1]
Percentage of Investments			2.00%		1.00%
Medical/other office properties
Investment [Line Items]
Number of Properties Owned or Financed			37		39
Investments			57,207	[1]	59,432	[1]
Percentage of Investments			1.00%		2.00%
Interstate Travel Plazas
Investment [Line Items]
Number of Properties Owned or Financed			3		3
Investments			40,501	[1]	40,501	[1]
Percentage of Investments			1.00%		1.00%
Health clubs/gyms
Investment [Line Items]
Number of Properties Owned or Financed			5		5
Investments			35,859	[1]	35,859	[1]
Percentage of Investments					1.00%
Drugstores
Investment [Line Items]
Number of Properties Owned or Financed			9		9
Investments			22,710	[1]	22,710	[1]
Percentage of Investments						[2]
Call Centres
Investment [Line Items]
Number of Properties Owned or Financed			1		1
Investments			$ 7,485	[1]	$ 7,485	[1]
Percentage of Investments						[2]

[1]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.
[2]	Less than 1%